Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 17, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Oct. 30, 2020
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds	$ 14,260,000
Operating activities to the extent		$ 577,367	$ 25,493
Substantial doubt, description		Upon successful transition of subscribers, the Company expects to be able to carry out its operations in the normal course of business and generate a minimum of Rs.130 ($1.8) as streaming subscription fee from its approximately 1.9 million customer connections, as prescribed by the Telecom Regulatory Authority of India guidelines. This would enable the Company to improve its cash position significantly.
Net surplus of revenue, percentage		61.00%
Term sheet for funding		$ 0.50
Operation		0.50
Effective rate				20.56%
Applicable surcharge, percentage				12.00%
Education, percentage				4.00%
Deferred offering costs		34,164	0
Other receivables		$ 50.9	$ 35.6
IPO [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds	$ 12,400,000
Number of shares (in Shares)	2,609,474
Common shares price per share (in Dollars per share)	$ 4.75
Over-Allotment Option [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds	$ 1,860,000
Number of shares (in Shares)	391,421
Common shares price per share (in Dollars per share)	$ 4.75
DDC CATV Network Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Shareholding percentage				51.00%
Global Health Sciences, Inc.[Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Voting equity interest					75.00%
Going Concern [Member] | Initial Public Offering [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds	$ 12,400,000
Number of shares (in Shares)	2,609,474
Common shares price per share (in Dollars per share)	$ 4.75
Going Concern [Member] | Overallotment [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds	$ 1,860,000
Number of shares (in Shares)	391,421
Common shares price per share (in Dollars per share)	$ 4.75